Other disclosures - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 1,496	€ 1,110
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	182,514	163,796
Financial liabilities, at fair value	224,499	198,377
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20,857	18,487	€ 16,981	€ 15,319
Financial liabilities, at fair value	1,496	1,110	1,216	1,352
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,120	864	954	934
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	922	864	876	934
Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	431	418	499	479
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17	34	15	0
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	84	95	111	79
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	188	151	155	294
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	199	166	67	82
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	128	0	0	160
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	244	227	232	246
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,816	6,496	5,477	3,930
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			0	0
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	976	971	885	947
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	546	551	649	556
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	31	39	15	2
Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	39	42	30
Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			2	0
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	214	120	56	241
Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	181	222	121	118
Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	311	340	212	413
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,998	2,889	2,359	2,588
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,603	2,543	2,045	1,841
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	230	175	232	242
Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	51	34	45	106
Financial assets designated at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24	20	28	86
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,992	9,061	9,086	8,675
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	273	272	286	375
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,005	887	€ 1,271	€ 1,047
Financial assets and liabilities, category | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	157,680	133,490
Financial assets and liabilities, category | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,120	864
Financial assets and liabilities, category | Financial liabilities held for trading | Deposits | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	98,944	75,563
Financial assets and liabilities, category | Financial liabilities held for trading | Deposits | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	198	0
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	49,841	50,248
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	922	864
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	35,089	33,597
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	431	418
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	828	903
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17	34
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,853	1,951
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	84	95
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,352	1,094
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	188	151
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	520	121
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3	0
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9,199	12,582
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	199	166
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8,895	7,679
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,490	4,229
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4	19
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3,861	4,191
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4	19
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	629	38
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	43,279	42,148
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	128	0
Financial assets and liabilities, category | Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19,103	18,510
Financial assets and liabilities, category | Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	244	227
Financial assets and liabilities, category | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	158,735	139,293
Financial assets and liabilities, category | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,816	6,496
Financial assets and liabilities, category | Financial assets held for trading | Loans and receivables | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	84,231	67,992
Financial assets and liabilities, category | Financial assets held for trading | Loans and receivables | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,529	5,185
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17,133	14,456
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	311	340
Financial assets and liabilities, category | Financial assets held for trading | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	16	14
Financial assets and liabilities, category | Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	57,355	56,831
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	976	971
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	42,279	39,716
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	546	551
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,160	1,332
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	31	39
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,824	1,490
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	39
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	774	177
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	0
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	552	439
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	214	120
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,766	13,677
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	181	222
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,006	3,924
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	7
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,736	3,690
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	7
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	102	91
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	168	143
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,413	2,465
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,998	2,889
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and receivables | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,368	1,512
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and receivables | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	165	171
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,028	899
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,603	2,543
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17	54
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	230	175
Financial assets and liabilities, category | Financial assets designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,976	5,152
Financial assets and liabilities, category | Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	51	34
Financial assets and liabilities, category | Financial assets designated at fair value through profit or loss | Loans and receivables | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,963	5,138
Financial assets and liabilities, category | Financial assets designated at fair value through profit or loss | Loans and receivables | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	27	14
Financial assets and liabilities, category | Financial assets designated at fair value through profit or loss | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13	14
Financial assets and liabilities, category | Financial assets designated at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24	20
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,384	12,962
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,992	9,061
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and receivables | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,085	6,124
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and receivables | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,714	7,902
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,296	6,819
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,005	887
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	19
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 273	€ 272